Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000250374 | Bank of America NAFR_959CPQ001_4.830000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000250374 | U.S. Treasury BillsFR_912797MA2_4.7911
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000250374 | U.S. Treasury BillsFR_912797MC8
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000250374 | JP Morgan SecuritiesFR_959JJG005_4.830000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250374 | U.S. Treasury BillsFR_912797MB0_5.0193
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250374 | U.S. Treasury BillsFR_912797MA2_5.0511
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250374 | U.S. Treasury BillsFR_912797MA2_4.7966
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250374 | U.S. Treasury BillsFR_912797MB0_4.7581
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250374 | Federal Home Loan BanksFR_3130B2DP7_4.810000_2024-11-19
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250374 | Federal Home Loan BanksFR_3130B3GX5_4.830000_2025-04-08
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250374 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000250374 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000250374 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000250374 | AssetMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039809 | TCW Securitized Bond Fund (formerly TCW Total Return Bond Fund)FR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000039809 | TCW MetWest Total Return Bond FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000039809 | TCW MetWest Unconstrained Bond FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000039809 | TCW Compounders ETFFR_29287L601
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000039809 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000039809 | TCW Select Equities FundFR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000039809 | TCW MetWest Low Duration Bond FundFR_592905608
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039809 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039809 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039809 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039809 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000039809 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000039809 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000039809 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038019 | TCW Securitized Bond Fund (formerly TCW Total Return Bond Fund)FR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000038019 | TCW MetWest Total Return Bond FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000038019 | TCW MetWest Unconstrained Bond FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000038019 | TCW Compounders ETFFR_29287L601
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038019 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000038019 | TCW Select Equities FundFR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000038019 | TCW MetWest Low Duration Bond FundFR_592905608
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000038019 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038019 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038019 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038019 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000038019 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000038019 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000038019 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017419 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017419 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017419 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017419 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017419 | U.S. Treasury NotesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017419 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017419 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017419 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017419 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017419 | Uniform Mortgage-Backed Security, TBAFR_01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017419 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000017419 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000017419 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017419 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017419 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017419 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017419 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017419 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017419 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017420 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017420 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017420 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017420 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017420 | U.S. Treasury NotesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017420 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017420 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017420 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017420 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017420 | Uniform Mortgage-Backed Security, TBAFR_01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017420 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000017420 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000017420 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017420 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017420 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017420 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017420 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017420 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017420 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218395 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218395 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218395 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218395 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218395 | U.S. Treasury NotesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218395 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218395 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218395 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218395 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218395 | Uniform Mortgage-Backed Security, TBAFR_01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218395 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000218395 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000218395 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000218395 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218395 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218395 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000218395 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218395 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218395 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017426 | Ukraine Government International BondsFR_ACI0HHXV5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017426 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017426 | Oman Government International BondsFR_68205LAS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017426 | Israel Government International BondsFR_46514BRL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017426 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Republic of Poland Government International BondsFR_731011AV4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | Corp. Nacional del Cobre de ChileFR_P3143NBR4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | Istanbul Metropolitan MunicipalityFR_46522TAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017426 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000017426 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017426 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017426 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017426 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017426 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017426 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017426 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017426 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017427 | Ukraine Government International BondsFR_ACI0HHXV5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017427 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017427 | Oman Government International BondsFR_68205LAS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017427 | Israel Government International BondsFR_46514BRL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017427 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Republic of Poland Government International BondsFR_731011AV4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | Corp. Nacional del Cobre de ChileFR_P3143NBR4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | Istanbul Metropolitan MunicipalityFR_46522TAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017427 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000017427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017427 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017427 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017427 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017427 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017427 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218396 | Ukraine Government International BondsFR_ACI0HHXV5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218396 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218396 | Oman Government International BondsFR_68205LAS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218396 | Israel Government International BondsFR_46514BRL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218396 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Republic of Poland Government International BondsFR_731011AV4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | Corp. Nacional del Cobre de ChileFR_P3143NBR4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | Istanbul Metropolitan MunicipalityFR_46522TAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218396 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000218396 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218396 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218396 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218396 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218396 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218396 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218396 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218396 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000094780 | Brazil Notas do Tesouro NacionalFR_ACI0K3LV5
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094780 | Indonesia Treasury BondsFR_ACI2JC442
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094780 | India Government BondsFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094780 | Mexico BonosFR_ACI2BPJ03
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094780 | India Government BondsFR_ACI2NNMG6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094780 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094780 | Thailand Government BondsFR_ACI27N3Q3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094780 | Mexico BonosFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094780 | Malaysia Government BondsFR_ACI2FJPF3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094780 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094780 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000094780 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000094780 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000094780 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000094780 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094780 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094780 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094780 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094780 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094780 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094780 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000094781 | Brazil Notas do Tesouro NacionalFR_ACI0K3LV5
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094781 | Indonesia Treasury BondsFR_ACI2JC442
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094781 | India Government BondsFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094781 | Mexico BonosFR_ACI2BPJ03
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094781 | India Government BondsFR_ACI2NNMG6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094781 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094781 | Thailand Government BondsFR_ACI27N3Q3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094781 | Mexico BonosFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094781 | Malaysia Government BondsFR_ACI2FJPF3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094781 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094781 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000094781 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000094781 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000094781 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000094781 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094781 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094781 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094781 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094781 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094781 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094781 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000105877 | U.K. GiltsFR_BFX0ZLII7
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105877 | U.K. GiltsFR_ACI2C9CP0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105877 | New Zealand Government BondsFR_ACI08T0K9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105877 | New Zealand Government BondsFR_ACI1VNXT9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105877 | China Government BondsFR_ACI1H2QQ5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105877 | French Republic Government Bonds OATFR_ACI0TJDC2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105877 | U.K. GiltsFR_BQC82BII7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105877 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105877 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000105877 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000105877 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105877 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000105877 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105877 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105877 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000105877 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105878 | U.K. GiltsFR_BFX0ZLII7
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105878 | U.K. GiltsFR_ACI2C9CP0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105878 | New Zealand Government BondsFR_ACI08T0K9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105878 | New Zealand Government BondsFR_ACI1VNXT9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105878 | China Government BondsFR_ACI1H2QQ5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105878 | French Republic Government Bonds OATFR_ACI0TJDC2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105878 | U.K. GiltsFR_BQC82BII7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105878 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105878 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000105878 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000105878 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105878 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000105878 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105878 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105878 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000105878 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000148757 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148757 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148757 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000148757 | PotlatchDeltic Corp.FR_737630103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000148757 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148757 | Americold Realty Trust, Inc.FR_03064D108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148757 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148757 | NexPoint Residential Trust, Inc.FR_65341D102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148757 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148757 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000148757 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000148757 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000148757 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000148757 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000148757 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000148757 | SectorREIT
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148757 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148757 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148757 | SectorHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000148758 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148758 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148758 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000148758 | PotlatchDeltic Corp.FR_737630103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000148758 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148758 | Americold Realty Trust, Inc.FR_03064D108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148758 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148758 | NexPoint Residential Trust, Inc.FR_65341D102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148758 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148758 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000148758 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000148758 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000148758 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000148758 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000148758 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000148758 | SectorREIT
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148758 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148758 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148758 | SectorHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017389 | Tenet Healthcare Corp.FR_88033GDB3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017389 | Centene Corp.FR_15135BAR2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017389 | Ford Motor Credit Co. LLCFR_345397ZX4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017389 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBR3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017389 | WarnerMedia Holdings, Inc.FR_55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017389 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017389 | Pilgrim's Pride Corp.FR_72147KAH1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017389 | VICI Properties LPFR_925650AC7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017389 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017389 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017389 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000017389 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017389 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017389 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017421 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017421 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017421 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017421 | Lennar Corp.FR_526057104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017421 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017421 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017421 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017421 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017421 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017421 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017421 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017421 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017421 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017422 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017422 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017422 | Lennar Corp.FR_526057104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017422 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017422 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017422 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017422 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017422 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017422 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017422 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017422 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017422 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017415 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017415 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017415 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017415 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017415 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017415 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017415 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017415 | Westinghouse Air Brake Technologies Corp.FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017415 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017415 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017415 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017415 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017415 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017415 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000017415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000017415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017415 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017415 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017415 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017417 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017417 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017417 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017417 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017417 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017417 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017417 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017417 | Westinghouse Air Brake Technologies Corp.FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017417 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017417 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017417 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017417 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017417 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017417 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017417 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000017417 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000017417 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017417 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017417 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017417 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017410 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017410 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017410 | U.S. Treasury NotesFR_91282CLS8_4.125000_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017410 | Federal National Mortgage AssociationFR_3140KSZW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017410 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017410 | Government National Mortgage Association, TBAFR_21H0426B0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017410 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017410 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000017410 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017410 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017410 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017411 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017411 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017411 | U.S. Treasury NotesFR_91282CLS8_4.125000_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017411 | Federal National Mortgage AssociationFR_3140KSZW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017411 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017411 | Government National Mortgage Association, TBAFR_21H0426B0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017411 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017411 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000017411 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017411 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017411 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017411 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218394 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218394 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218394 | U.S. Treasury NotesFR_91282CLS8_4.125000_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218394 | Federal National Mortgage AssociationFR_3140KSZW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218394 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218394 | Government National Mortgage Association, TBAFR_21H0426B0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218394 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218394 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000218394 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218394 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000218394 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218394 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017399 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017399 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017399 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017399 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017399 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017399 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017399 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017399 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017399 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017399 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017399 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017399 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000017399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000017399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017399 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017400 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017400 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017400 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017400 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017400 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017400 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017400 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017400 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017400 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017400 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017400 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017400 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017400 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017400 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000017400 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017400 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000017400 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017400 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017400 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017400 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%